SCHEDULE OF COMPONENTS OF NET PERIODIC BENEFIT COST (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Retirement Benefits [Abstract]
Service cost	$ 967	$ 1,139
Interest cost	242	285
Other
Net cost	$ 1,209	$ 1,424